Noncontrolling interests (Details narrative) - Mr. Eric Sprott [Member] - USD ($) $ in Millions		1 Months Ended
	Oct. 03, 2019	Dec. 19, 2024
Statement [Line Items]
Non-controlling interests rate	40.00%	40.00%
Fund capital improvements	$ 15.0
Non-controlling interests, amount		$ 18.3